Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of components of income tax expense
	Year ended	Year ended
	December 31,	December 31,
	2024	2023

Current income tax expense (recovery)	$1,712	$(2,157)
Deferred income tax expense (recovery)	(1,033)	97
Income tax expense (recovery)	$679	$(2,060)

Schedule of deferred income taxes have not been recognized in respect
	Year ended	Year ended
	December 31,	December 31,
	2024	2023

Loss before income taxes	$(48,207)	$(40,233)
Statutory rate	26.5%	26.5%
Tax recovery at statutory rate	(12,775)	(10,662)
Mexican mining royalty	84	852
Impact of foreign tax rates	(31)	9
Non-deductible expenses	3,544	2,351
Losses not recognized	9,857	5,390
Income tax expense (recovery)	$679	$(2,060)

Schedule of net deferred tax liability relates to the Mexican mining royalty and arises principally
	December 31,	December 31,
	2024	2023

Property, plant and equipment	$130	$787
Other	313	319
Total deferred tax liabilities	443	1,106
Provisions and reserves	(395)	(477)
Net deferred tax liabilities	$48	$629

Schedule of effective rate of income tax differs from the statutory rate
	December 31,	December 31,
	2024	2023

Inventories	$-	$39,904
Property, plant and equipment	24,680	41,892
Mexican tax losses (expiring in 2025 - 2034)	32,000	33,999
Canadian tax losses (expiring in 2034 - 2044)	44,900	37,103
U.S. tax losses (expiring in 2025 - 2037)	-	31,957
U.S. tax losses (no expiry)	32,150	165,649
Provisions and other	91,012	72,190
Deferred Mexican mining royalty	48	629
	$224,790	$423,323